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Vulcan Value Partners Small Cap Fund
VULCAN VALUE PARTNERS SMALL CAP FUND (THE "FUND")
INVESTMENT OBJECTIVE
The Fund seeks to achieve long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Vulcan Value Partners Small Cap Fund		Investor Class Shares	Institutional Class Shares
Management Fees		1.15%	1.15%
Total Other Expenses		0.11%	0.17%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Fund Operating Expenses		1.27%	1.33%
Fee Waiver and Expense Reimbursement	[1]	(0.01%)	(0.32%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		1.26%	1.01%
[1]	Vulcan Value Partners, LLC ("Vulcan" or the "Adviser") has contractually agreed to limit the Fund's total annual fund operating expenses (exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and extraordinary expenses) to 1.25% and 1.00% of the Fund's average daily net assets with respect to Investor Class shares and Institutional Class shares, respectively. These agreements (the "Expense Agreements") are in effect through August 31, 2021. The Adviser will be permitted to recapture expenses it has borne through the Expense Agreements to the extent that the Fund's expenses in later periods fall below the annual rates set forth in the Expense Agreements or in previous letter agreements; provided, however, that such recapture payments do not cause the Fund's expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not be obligated to pay any such deferred fees and expenses more than three years after the date on which the fees or expenses were deferred. The Adviser may not discontinue or modify this waiver prior to August 31, 2021 without the approval by the Fund's Board of Trustees.

EXAMPLE

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example reflects the net operating expenses with expense waivers through the current term of the Expense Agreements, which ends on August 31, 2021. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Vulcan Value Partners Small Cap Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Investor Class Shares	128	402	696	1,531
Institutional Class Shares	103	390	698	1,572

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. A higher portfolio turnover rate may also result in higher taxes for a shareholder of the Fund when Fund shares are held in a taxable account. During the most recent fiscal year, the Fund's turnover rate was 102% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Vulcan Value Partners Small Cap Fund seeks to achieve long term capital appreciation by investing primarily in publicly traded small-cap companies the Fund believes to be both undervalued and possessing a sustainable competitive advantage.

The Fund views equity investments as ownership in a business enterprise and approaches investing as long-term partial ownership of businesses. The Fund seeks to purchase publicly traded companies at significant discounts to intrinsic worth. The Fund seeks to invest for the long term, limiting the selection of qualifying investments to good businesses with identifiable, sustainable competitive advantages to maximize returns and to minimize risk. The Fund generally defines risk as the probability of permanently losing capital over a five-year period.

The Fund generally sells stocks when they approach their appraised value. The Fund seeks to determine business or intrinsic value through disciplined financial analysis. The Fund believes that equities purchased at prices substantially less than their intrinsic worth generally afford capital protection from significant permanent loss and also create the possibility of substantial appreciation if the market recognizes the company's economic value.

This portfolio strategy invests in companies with smaller market capitalizations. While the Fund does not have any defined cutoffs, the Fund generally uses the Russell 2000® as a guide to define the universe of small capitalization companies, and any small publicly traded company with reasonable economics would be a potential investment in this portfolio. As of June 30, 2020 the latest reconstitution date, the median market capitalization of the Russell 2000® Index was approximately $2.34 billion, the top of this range was approximately $19.35 billion. The capitalization range of the companies in the Vulcan Value Partners Small Cap Fund will change over time. For purposes of the Fund's 80% investment policy, the Fund considers small-cap companies to be those companies whose market capitalization at the time of initial purchase is within the market capitalization range of companies in the Russell 2000 Index during the most recent 12-month period. As of June 30, 2020, this range was approximately $16.06 million to $11.46 billion; however, this capitalization range is expected to change over time.

Once the Fund owns a company, the Fund will not necessarily sell it just because it has grown to a size that the Fund would not consider to be small cap. A core position in the Fund is generally approximately 5% of the Fund's portfolio, so that theoretically the Fund would seek to hold about 20 companies, spread across various industries. Because it is rare that the Fund would find exactly 20 companies meeting its investment guidelines, allocations will vary with the price to value ratio of specific companies. The Fund may invest in positions as small as less than 1% when price to value ratios are higher. The Fund generally will not invest in any business that is trading above the Fund's estimate of its fair value. Most of these securities are listed on the major securities exchanges. The Fund may invest up to 30% of net assets in publicly traded foreign securities which may consist in whole or in part of securities of issuers in emerging markets. The Fund may hold up to 10% of net assets in illiquid securities. If investments meeting the Fund's criteria are not available, the Fund may invest the Fund's assets temporarily in obligations of the U.S. government and its agencies, or in other money market instruments. The Fund is non-diversified, which means that it may take a more focused approach to investing.

PRINCIPAL RISKS OF THE FUND

The following is a description of the principal risks of the Fund's portfolio that may adversely affect its net asset value and total return. Unless otherwise stated, these risks apply to the Fund. There are other circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment objective. It is important to read all of the disclosure information provided and to understand that you may lose money by investing in the Fund.

●	Stock Market Risk – Equity prices fluctuate and may decline in response to developments at individual companies or general economic conditions including interest rate levels, political events, natural disasters and the spread of infectious illness or other public health issues. If the value of Fund's investments goes down and you redeem your shares, you could lose money. While the ability to hold shares through periods of volatility may protect long-term investments from permanent loss, Fund investments might not be profitable either because the market fails to recognize the value or because the Adviser misjudged the value of the investment.

●	Business Ownership Risk – The Fund treats investing as partial ownership of qualifying businesses. As partial owners of these companies, the Fund faces the risks inherent in owning a business.

●	Small-Size Company Risk – The Fund's investments in securities issued by small -sized companies, which can include companies offering emerging products or services, may involve greater risks than are customarily associated with larger, more established companies. Securities issued by small -sized companies tend to be more volatile and somewhat more speculative than securities issued by larger or more established companies and may underperform as compared to the securities of larger companies.

●	Non-diversification Risk and Securities Concentration Limitations – The Fund is classified as non-diversified. As a result, an increase or decrease in the value of a single security may have a greater impact on the Fund's NAV and total return. Being non-diversified may also make the Fund more susceptible to financial, economic, political or other developments that may impact a security. Although the Fund may from time to time satisfy the requirements for a diversified fund, its non-diversified classification gives the Fund's portfolio managers more flexibility to hold larger positions in a smaller number of securities than a fund that is classified as diversified.

●	Non-U.S. Securities Risk – Non-U.S. securities are subject to the risks of foreign currency fluctuations, generally higher volatility and lower liquidity than U.S. securities, less developed securities markets and economic systems and political and economic instability.

●	Currency Risk – The value of the Fund's investments may fall as a result of changes in exchange rates.

●	Emerging Markets Risk – To the extent that the Fund invests in issuers located in emerging markets, the risk of loss may be heightened by political changes and changes in taxation or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

●	Managed Portfolio Risk – The manager's investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

The Fund has chosen to operate under certain self-imposed limitations that are unrelated to the diversification tests under Section 5(b)(1) of the 1940 Act. The Fund will ensure that no issuer's securities will constitute more than 10% of the Fund's assets. In addition, the Fund will be allowed to invest up to, but no more than, an aggregate of 40% of its assets in positions where the investment in the securities of an issuer exceeds 5% of the Fund's assets. Both of these tests will be applied to the Fund's holdings on an ongoing basis.

PERFORMANCE INFORMATION

The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time.

The bar chart depicts the change in performance from year to year during the periods indicated. If sales charges were included, the returns would be lower. The table compares the Fund's average annual returns for the periods indicated to broad-based securities market indices. The performance shown in the table below for periods prior to May 1, 2019 for Institutional Class shares reflects the performance of the Fund's Investor Class shares, the initial share class, calculated using the fees and expenses of Investor Class shares, without the effect of any fee and expense limitations or waivers. If Institutional Class shares of the Fund had been available during periods prior to May 1, 2019, the performance shown would have been higher. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund's website at www.vulcanvaluepartners.com or by calling 877.421.5078.

Annual Total Returns – Investor Class Shares (Calendar years ended 12/31)

Best Quarter –	December 31, 2011	16.42%
Worst Quarter –	December 31, 2018	-15.85%

Average Annual Total Returns (For the periods ended December 31, 2019)
Average Annual Total Returns - Vulcan Value Partners Small Cap Fund	1 Year	5 Years	10 Years
Investor Class Shares	35.87%	7.84%	13.05%
Investor Class Shares | After Taxes on Distributions	34.29%	5.96%	11.16%
Investor Class Shares | After Taxes on Distributions and Sales	22.12%	5.70%	10.21%
Institutional Class Shares	36.12%	7.88%	13.07%
Russell 2000 Value Index® (reflects no deduction for fees, expenses or taxes)	22.39%	6.99%	10.56%
Russell 2000 Index® (reflects no deduction for fees, expenses or taxes)	25.53%	8.23%	11.83%

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the table below. The after-tax return information shown below does not apply to Fund shares held through a tax-advantaged account, such as a 401(k) plan or an IRA.

After-tax returns are shown only for Investor Class shares of the Fund. After-tax returns for Institutional Class shares will vary from those shown for Investor Class shares due to varying sales charges and expenses among the classes.